UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-576

                           Northeast Investors Trust
               (Exact name of Registrant as specified in charter)

                         100 High Street, Room 1000
                               Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                                 David Randall
                         100 High Street, Room 1000
                               Boston, MA 02110
                    (Name and address of agent for service)
        Registrant's telephone number, including area code: 617-523-3588

                  Date of fiscal year end: September 30

                  Date of reporting period: September 30, 2010



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street,
NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.




Item 1. Reports to Stockholders.

                                   NORTHEAST
                                   INVESTORS
                                     TRUST
                                 A NO-LOAD FUND
                                 Annual Report
                             For the Period Ending
                               September 30, 2010
                               Table of Contents

Letter to Shareholders                                          1
Historical Information                                          3
Summary of Net Assets                                           8
Schedule of Investments                                         9
Financial Statements                                            14
Financial Highlights                                            17
Notes to the Financial Statements                               18
Report of Independent Registered Public
Accounting Firm                                                 23
Trustees & Officers                                             24
Dear Fellow Shareholders,

During the second half of fiscal 2010, the rebound in the credit markets continued, with Northeast Investors Trust posting a total return of 3.2%. While behind the 6.6% return of the Bank of America Merrill Lynch Master II Index during the period, the results were essentially consistent with where we were positioned in the "steep" yield curves for fixed income securities and with the associated increasingly defensive positioning of the Trust's fixed income securities during the last two years.

As yields have tumbled from the extraordinarily high levels seen during the credit crisis of 2008 and 2009, the Trust had incrementally taken a more defensive posture with regard to its bond positions. Securities that rose less during the six month period would generally include the Trust's shorter-maturity securities, which are less volatile in both up and down markets and which achieved the low level of volatility that we sought in their purchase. Notable outperforming securities would include that of Kronos, a chemical company. Other securities were mixed, such as those of Smurfit Stone Container Corporation, which were converted from bonds into equity through a reorganization during the quarter. It should be noted that the stock we received in Smurfit Stone is as of this writing trading at a level approaching 100% of face value of the bonds we used to own and the stock of Citigroup is similarly well in excess of our cost and face value.

Looking forward, we tend to think the economic recovery will proceed along a path that is more conventional than that predicted either by those who are forecasting a bout of disruptive inflation or by those who feel that monetary and/or fiscal policy will be ineffective and that we are faced with a prolonged period of economic weakness. If this scenario comes to pass, intermediate- and long-term interest rates will probably rise faster than the markets are predicting, producing a capital loss for bond owners from today's levels.

Our portfolio positioning is thus dominated by this basic belief that interest rates ultimately will rise and that it is only a modified version of the Greater Fool Theory to chase yields lower because the Federal Reserve is the buyer today and is basing its own purchases on economic goals, as opposed to achieving portfolio returns. We do acknowledge, however, the extra current income that could be achieved, albeit at greater risk, by extending the portfolio's maturities.

On the other hand, some market participants argue that, at least in the interim, the interest rate premium between high yield bonds and treasuries is still at acceptable levels and accordingly that buyers should chase corporate yields lower, notwithstanding the fact that the yields available in the high yield market are at all time lows today. A counterargument to that thesis involves noting the asymmetry of return potentials: at today's low interest rates, callable high yield bonds are highly constrained in terms of the upside available, whereas non-callableTreasuries at least theoretically have symmetric upside and downside, the point being that a higher-than-normal spread level between high yield bonds and Treasuries is warranted when interest rates have fallen and are this low.

On a more tactical level, we also have chosen to eschew many of the new issues being sold in the market currently, albeit picking a few spots carefully. Our general thesis is that new issues are often sold at yields and times that reflect bond buyers' requirements to put cash to work. Given the inflows seen in the fixed income markets as a whole, as well as the near-zero yields on bonds' close substitutes in the cash market, we are concerned that investors are Page 1 imprudently reaching for yield in buying longer-term and higher-risk securities. Insofar as the yields in today's fixed income markets are this low, we can almost say that there is a significant latent supply of bonds that corporate treasurers will, ultimately, issue at today's interest rates in order to finance their projects, notwithstanding the presence today of the Federal Reserve as a high profile buyer, albeit a temporary one, of fixed income securities.

Alternatively, we would suggest that there might be many unnatural holders of intermediate- and long-term bonds, and that the inflows in the credit markets might turn to outflows at the first sign of a stronger-than-expected economic recovery and the rising interest rates associated with that development.

Accordingly, while hopefully positioned for a gradual increase in interest rates, we must concede that any abrupt interest rate shock, as well as any economic shock, would still probably affect the Trust adversely, particularly in the securities that do not have defensive characteristics. Having said that, we continue to try to source income prudently for our shareholders in this extraordinary period of low interest rates.

Sincerely,
Bruce H. Monrad
Chairman of the Trustees

Historical Information (Unaudited)

                                                                                Distribution Per Share
Fiscal             At End of Fiscal Year                                          During Fiscal Year         Average
Year             Approximate         Full       Net Asset        Total             From           From       Monthly
Ended             Number of         Shares        Value           Net               Net         Realized    Net Asset
Sept. 30        Shareholders     Outstanding    Per Share        Assets           Income          Gain        Value
------------------------------------------------------------------------------------------------------------------------
1950(a)              67             27,685        $10.12        $280,172           $0.22         $0.0000      $9.86
1951                 113            51,070        11.09         566,238            0.60          0.2709       10.71
1952                 159            78,519        11.33         889,359            0.61          0.2597       11.28
1953                 193            96,413        10.83        1,044,115           0.65          0.1046       11.57
1954                 290           131,031        14.17        1,855,734           0.61          0.2269       12.75
1955                 366           159,278        16.93        2,695,322           0.675         0.3886       16.30
1956                 417           168,256        16.87        2,837,437           0.745         0.3185       17.65
1957                 437           180,360        14.57        2,626,103           0.76          1.2450       16.72
1958                 505           210,929        16.55        3,489,777           0.76          0.6658       15.75
1959                 694           259,709        16.77        4,354,809           0.76          1.6951       18.36
1960                 884           316,915        15.73        4,986,360           0.79          0.5663       16.58
1961                1,156          391,126        17.23        6,739,320           0.80          0.8179       17.33
1962                1,508          492,454        16.48        8,111,024           0.80          0.4345       17.45
1963                2,142          676,976        17.80        12,046,866          0.80          0.4134       17.70
1964                2,800          981,037        18.48        18,122,167          0.83          0.4899       18.36
1965                3,380         1,238,570       18.46        22,855,525          0.84          0.4642       18.80
1966                3,678         1,445,424       16.03        23,163,540          0.86          0.4346       18.08
1967                3,773         1,644,607       17.31        28,454,561          0.90          0.3157       17.08
1968                3,932         1,954,413       17.74        34,657,130          0.94          0.4357       17.31
1969                4,396         2,225,423       15.30        34,032,661          0.99          0.4378       17.07
1970                5,066         2,618,638       14.15        37,049,008          1.035         0.0000       14.57
1971                5,574         3,174,649       15.23        48,329,677          1.10          0.0000       15.04
1972                6,276         3,924,201       15.75        61,787,749          1.15          0.0000       15.74
1973                7,269         4,541,622       15.18        68,896,938          1.14          0.0000       15.62
1974                7,380         4,735,497       12.35        58,446,955          1.16          0.0000       13.95
1975                8,354         5,995,696       13.04        78,126,666          1.21          0.0000       13.10
1976               10,023         8,067,930       14.57       117,514,100          1.25          0.0000       14.02
1977               12,871         10,781,998      14.93       160,882,937          1.28          0.0000       14.96
1978               13,717         11,838,531      14.03       166,015,297          1.28          0.0000       14.34
1979               13,924         12,463,013      13.01       162,045,583          1.285         0.0000       13.89
1980               13,086         12,405,590      11.26       139,586,138          1.34          0.0000       11.78
1981               11,828         12,249,619       9.38       114,852,760          1.395         0.0000       10.35
1982               12,792         13,360,184      10.88       145,243,484          1.41          0.0000       10.01
1983               13,027         14,361,773      11.83       169,821,605          1.44          0.0000       11.96
1984               11,634         15,324,746      10.98       168,229,381          1.46          0.0000       10.34
1985               11,991         17,887,582      12.19       217,989,344          1.46          0.0000       11.77
1986               14,431         23,037,102      13.60       313,197,229          1.46          0.0000       13.17
1987               17,532         26,987,069      12.89       347,841,198          1.46          0.0000       13.63
1988               19,107         33,268,240      12.16       404,218,905          1.94          0.0000       12.13
1989               18,749         34,498,332      11.18       385,389,718          1.54          0.0000       11.64
1990               16,895         31,459,941       8.81       277,133,819          1.43          0.0000        9.78
1991               15,747         35,220,038       8.83       310,667,350          1.34          0.0000        8.36
1992               15,918         47,684,814       9.50       452,773,909          1.15          0.0000        9.22
1993               16,209         47,797,167       9.94       474,975,825          1.02          0.0000        9.68
1994               17,460         58,148,389      10.02       582,093,443          0.99          0.0000       10.27
1995               20,644         77,209,155      10.33       797,559,000          0.96          0.0000       10.01
1996               24,631        110,229,375      10.90      1,200,483,907         0.99          0.0000       10.46
1997               34,213        175,955,357      11.79      2,074,181,767         1.00          0.0000       11.32
1998               38,781        196,523,494      10.42      2,046,655,613         0.96          0.0000       11.58
1999               34,735        204,309,420      10.08      2,059,107,419         0.98          0.1772       10.35
2000               32,850        157,648,926       9.08      1,430,592,442         1.115         0.0000        9.47
2001               25,184        158,103,174       7.42      1,172,141,899         0.97          0.0000        8.31
2002               23,522        208,979,224       7.05      1,471,469,994         0.67          0.0000        7.46
2003               21,969        249,615,565       7.19      1,794,728,603         0.56          0.0000        7.06
2004               21,331        247,232,032       7.59      1,875,883,401         0.63          0.0000        7.48
2005               21,223        177,891,341       7.58      1,347,278,591         0.54          0.0000        7.70
2006               20,795        183,131,641       7.60      1,390,905,673        0.585          0.0000        7.56
2007               19,106        165,291,354       7.68      1,268,436,554         0.56          0.0000        7.85
2008               16,520        118,452,760       5.94        703,572,671         0.56          0.0000        6.95
2009               16,716        154,496,180       5.74        885,806,723         0.44          0.0000        4.57
2010               18,217        120,110,979       6.03        723,592,180         0.44          0.0000        5.93
------------------------------------------------------------------------------------------------------------------------

(a) From March 1, 1950, date of organization of the Trust. The shares were initially sold on March 1, 1950 at a net asset value of $10.00 per share.


Average Annual Total Return (unaudited)
One year ended September 30, 2010                                       13.14%
Five years ended September 30, 2010                                      3.57%
Ten years ended September 30, 2010                                       4.46%

SEC Yield (unaudited)
Yield calculated as of September 30, 2010:                               6.81%


About Your Fund's Expenses (unaudited)
                                                Beginning       Ending          Expenses Paid
                        Annualized          Account Value    Account Value      During Period
                        Expense Ratio           3/31/2010     9/30/2010      3/31/2010 - 9/30/2010*
Actual Return
3.22%                   0.74%                   $1,000.00       $1,032.20       $3.72
Hypothetical
(5% annualized return before
expenses)               0.74%                   $1,000.00       $1,021.37       $3.74

Example:
As a shareholder of the Trust, you incur ongoing costs, including management fees, and other fund expenses. This example is intended to help you understand these expenses of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period shown and held for the entire period.

Actual Expenses:
The first line of the table above provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid
During Period" to estimate the expenses you paid on you account during this period.

* Expenses are equal to the Trust's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (To reflect the one-half year period).

Hypothetical Example for Comparison Purposes:
The second line of the table above provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Portfolio Composition (unaudited)
Distribution by Maturity
(% of portfolio)
Under 1 Year            8%
1-5 Years              50%
5-10 Years             29%
10-15 Years             0%
Over 15 Years          13%
--------------------------
Total                 100%


Quarterly Portfolio Holdings
Each fiscal quarter-end the Trust is required to file a complete schedule of portfolio holdings with the Securities and Exchange Commission. The schedules of portfolio holdings for the second and fourth quarters appear in the semi-annual and annual reports to shareholders. For the first and third quarters, the Trust files the schedules of portfolio holdings with the SEC on FormN-Q. The Trust makes the information on FormN-Q available on its website at www.northeastinvestors.com or upon request.

Shareholders may also access and review information and reports of the Trust, including Form N-Q, at the SEC's Public Reference Room in Washington, D.C. You can call the SEC at 1-202-942-8090 for information about the operation of the Public Reference Room. Reports and other information about the Trust are available on the SEC's internet site at http://www.sec.gov and copies may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Public Reference
Center of the Securities and Exchange Commission, Washington, D.C. 20549-0102. The Trust's reference number as a registrant under the Investment Company Act of 1940 is 811-576.

Performance Graph--Ten Years (unaudited)
The following graph compares the cumulative total shareholder return on Northeast Investors Trust shares over the ten preceding fiscal years to the cumulative total share return on the Merrill Lynch High Yield Master II Index, assuming an investment of $10,000 in both at their closing prices on September 30, 2000 and reinvestment of dividends and capital gains.

The Bank of America Merrill Lynch High Yield Master II Index is an unmanaged market valueweighted index comprised of 1,800 domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. It is shown for comparative purposes only and reflects no deductions for fees, expenses or taxes.

Keep in mind that past performance does not guarantee future returns, and an investment in the Trust is not guaranteed.

[GRAPH OMITTED]


Year            2000      2001     2002      2003      2004      2005      2006      2007      2008      2009      2010
NEIT            $10,000   $9,182   $9,549    $10,545   $12,117   $12,978   $14,062   $15,263   $12,816   $13,668   $15,464
High Yield Master $10,000 $9,386   $9,131    $11,806   $13,264   $14,153   $15,279   $16,464   $14,541   $17,792   $21,086


Summary of Net Assets
September 30, 2010 (unaudited)
                                                                        % of
                                                Value                Net Assets
Corporate Bonds, Notes & Preferred Securities
Advertising                                     $3,502,500              0.49%
Automobile & Truck                               1,016,125              0.14%
Building Construction                           11,305,000              1.56%
Building Products                               11,809,670              1.63%
Chemicals                                       43,688,476              6.04%
Construction & Farming                           7,420,000              1.03%
Drug Stores                                     16,069,782              2.22%
Electrical Utility                              59,938,360              8.28%
Energy / Natural Resources                     113,989,724             15.75%
Entertainment                                   51,319,325              7.09%
Financial Services                              68,585,875              9.48%
Food Processing                                 45,020,948              6.22%
Gaming                                           5,051,174              0.70%
Machine / Tools                                 13,715,695              1.90%
Marketing / Sales                                8,710,000              1.20%
Office Electronics                              10,062,500              1.39%
Oil & Gas Drilling                              20,908,123              2.89%
Oil & Gas Exploration & Production              15,300,000              2.11%
Packaging & Container                           49,028,894              6.78%
Paper / Forest Products                             26,716              0.00%
Publishing                                      13,000,000              1.80%
Retail Food Chains                                 927,797              0.13%
Total Corporate Bonds, Notes & Preferred      ------------             ------
Securities                                    $570,396,684             78.83%
Total Foreign Bonds                              4,109,196              0.57%
Total Common Stocks                            159,021,827             21.97%
Total Warrants                                     491,048              0.07%
                                              ------------            -------
Total Investments                              734,018,755            101.44%
Receivables & Cash                              13,806,780              1.91%
                                              ------------            -------
Total Assets                                   747,825,535            103.35%
Less Liabilities                               (24,233,355)            -3.35%
                                              ------------            -------
Total Net Assets                              $723,592,180            100.00%

Schedule of Investments
September 30, 2010
Corporate Bonds, Notes & Preferred
Securities--78.83%
                                                                                                Value
Name of Issuer                                                          Principal               (Note B)
Advertising--0.49%
------------------------------------------------------------------------------------------------------------------------------------
Interpublic Group Co. Senior Unsecured Notes, 10%,
7/15/17                                                                  $ 3,000,000            $ 3,502,500

Automobile & Truck--0.14%
------------------------------------------------------------------------------------------------------------------------------------
Delphi Corp. Senior Unsecured Notes, 6.55%, 6/15/06 (a) (b)               36,950,000              1,016,125

Building Construction-- 1.56%
------------------------------------------------------------------------------------------------------------------------------------
Nortek, Inc. Senior Secured Notes, 11%, 12/01/13                          10,640,000             11,305,000

Building Products--1.63%
------------------------------------------------------------------------------------------------------------------------------------
Builders Firstsource, Inc. Secured Notes, Series 144A, 13%,
2/15/16 (c)                                                               12,238,000             11,809,670

Chemicals--6.04%
------------------------------------------------------------------------------------------------------------------------------------
Kronos International, Inc. Senior Secured Notes, 6.5%,
4/15/13 EUR                                                               14,366,000             18,414,339
Polyone Corp. Senior Unsecured Notes, 7.375%, 9/15/20                      5,000,000              5,156,250
Reichhold Industries, Inc. Senior Notes, Series 144A, 9%,
8/15/14 (c)                                                                7,315,000              6,309,187
Sterling Chemical, Inc. Senior Secured Notes, 10.25%,
4/01/15                                                                   13,740,000             13,808,700
                                                                                                 ----------
                                                                                                 43,688,476

Construction & Farming--1.03%
------------------------------------------------------------------------------------------------------------------------------------
Southern States Co-op, Inc. Senior Notes, Series 144A,
11.25%, 5/15/15 (c)                                                        7,000,000              7,420,000

Drug Stores--2.22%
------------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp. Senior Secured Notes, 9.75%, 6/12/16                        3,000,000              3,206,250
Rite Aid Corp. Senior Secured Notes, 7.5%, 3/01/17                        13,398,000             12,342,907
Rite Aid Corp. Senior Secured Notes, 10.25%, 10/15/19                        500,000                520,625
                                                                                                 ----------
                                                                                                 16,069,782

Electrical Utility--8.28%
------------------------------------------------------------------------------------------------------------------------------------
Homer City Funding LLC Senior Secured Notes, 8.137%,
10/01/19                                                                  18,900,000             17,718,750
Mirant Americas Genr, Inc. Senior Unsecured Notes, 8.3%,
5/01/11                                                                   28,625,000             29,376,406
PSEG Energy Holdings Senior Unsecured Notes, 8.5%,
6/15/11                                                                    3,015,000              3,080,290
Sithe / Independence Funding Senior Secured Notes, 9%,
12/30/13                                                                   9,431,765              9,762,914
                                                                                                 ----------
                                                                                                 59,938,360


Energy/Natural Resources--15.75%
------------------------------------------------------------------------------------------------------------------------------------
Clayton Williams Energy Notes, 7.75%, 8/01/13 (d)                       $ 19,847,000           $ 19,847,000
Comstock Resources, Inc. Senior Notes, 6.875%, 3/01/12
(d)                                                                       10,300,000             10,313,184
Comstock Resources, Inc. Notes, 8.375%, 10/15/17                          18,000,000             18,562,500
Stone Energy Corp. Senior Sub. Notes, 6.75%, 12/15/14
(d)                                                                       18,087,000             16,640,040
Stone Energy Corp. Senior Notes, 8.625%, 2/01/17                          10,000,000              9,825,000
Swift Energy Co. Notes, 7.125%, 6/01/17                                   19,800,000             19,602,000
W & T Offshore, Inc. Notes, Series 144A, 8.25%,
6/15/14 (c) (d)                                                           20,000,000             19,200,000
                                                                                                -----------
                                                                                                113,989,724

Entertainment--7.09%
------------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc. Senior Sub. Notes, 8%, 3/01/14                    26,780,000             27,014,325
AMC Entertainment, Inc. Notes, 11%, 2/01/16                               10,000,000             10,675,000
Cinemark USA, Inc. Notes, 8.625%, 6/15/19                                  2,000,000              2,130,000
Wallace Theater Corp. Senior Secured Units, Series 144A,
FRN 12.5%, 6/15/13 (c)                                                        11,500             11,500,000
                                                                                                 ----------
                                                                                                 51,319,325

Financial Services--9.48%
------------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp. Junior Sub. PFD, 8% (d) (e)                         30,000,000             30,946,200
Bank of America Corp. Junior Sub. PFD, 8.125% (d) (e)                      3,000,000              3,094,620
Finova Group, Inc. Notes, 7.5%, 11/15/09 (a) (b)                           3,935,905                  4,110
Wells Fargo & Co. Junior Sub. PFD, 7.98% (e)                              32,818,000             34,540,945
                                                                                                 ----------
                                                                                                 68,585,875

Food Processing--6.22%
------------------------------------------------------------------------------------------------------------------------------------
B&G Foods, Inc. Senior Notes, 7.625%, 1/15/18                                500,000                520,625
Chiquita Brands Intl. Senior Notes, 7.5%, 11/01/14                        14,150,000             14,220,750
Chiquita Brands Intl. Senior Unsub. Notes, 8.875%,
12/01/15                                                                  22,500,000             23,175,000
Mrs. Fields Brands Senior Secured PIK Notes, 10%,
10/24/14 (f)                                                               1,103,659                474,573
Viskase Cos, Inc. Notes, Series 144A, 9.875%, 1/15/18 (c)                  4,500,000              4,590,000
Viskase Cos, Inc. Notes, Series 144A, 9.875%, 1/15/18 (c)                  2,000,000              2,040,000
                                                                                                 ----------
                                                                                                 45,020,948

Gaming--0.70%
------------------------------------------------------------------------------------------------------------------------------------
Las Vegas Sands Corp. Senior Secured Notes, 6.375%,
2/15/15 (d)                                                                5,000,000              5,043,750
Wimar Opco LLC / Fin. Corp. Senior Sub. Notes, 9.625%,
12/15/14 (a)                                                               3,535,000                  7,424
                                                                                                  ---------
                                                                                                  5,051,174

Machine / Tools--1.90%
------------------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp. Notes, 11.5%, 2/01/14                         $ 13,513,000           $ 13,715,695

Marketing/Sales--1.20%
------------------------------------------------------------------------------------------------------------------------------------
Harry and David Operations Notes, 9%, 3/01/13                             13,000,000              8,710,000

Office Electronics--1.39%
------------------------------------------------------------------------------------------------------------------------------------
Pitney Bowes International Holdings PFD, Series 144A,
6.125%, 10/30/16 (c)                                                          10,000             10,062,500

Oil & Gas Drilling--2.89%
------------------------------------------------------------------------------------------------------------------------------------
Gulfmark Offshore, Inc. Notes, 7.75%, 7/15/14 (d)                         14,246,000             14,299,423
Key Energy Services, Inc. Notes, 8.375%, 12/01/14                          4,340,000              4,578,700
Parker Drilling Co. Senior Notes, Series 144A, 9.125%,
4/01/18 (c)                                                                2,000,000              2,030,000
                                                                                                 ----------
                                                                                                 20,908,123

Oil & Gas Exploration & Production-- 2.11%
------------------------------------------------------------------------------------------------------------------------------------
RAAM Global Energy Co. Senior Secured Notes,
Series 144A, 12.5%, 10/01/15 (c)                                          15,000,000             15,300,000
Packaging & Container--6.78%
Constar International Notes, FRN 3.751%, 2/15/12                          20,750,000             17,741,250
Jefferson Smurfit Corp. Notes, 8.25%, 10/01/12 (a) (g)                    15,250,000                552,813
Jefferson Smurfit Corp. Senior Unsecured Notes, 7.5%,
6/01/13 (a) (g)                                                           15,405,000                558,431
Owens-Brockway Glass Notes, 6.75%, 12/01/14                                5,750,000              5,908,125
Smurfit-Stone Container Senior Unsecured Notes, 8%,
3/15/17 (a) (g)                                                            8,780,000                318,275
Stone Container Senior Notes, 8.375%, 7/01/12 (a) (g)                      8,000,000                290,000
Stone Container Notes, 7.375%, 7/15/14 (a) (g)                             5,000,000                162,500
Tekni-Plex, Inc. Senior Secured Notes, 10.875%, 8/15/12                    2,000,000              1,910,000
Tekni-Plex, Inc. Senior Secured Notes, 8.75%, 11/15/13                    27,500,000             21,587,500
                                                                                                 ----------
                                                                                                 49,028,894

Paper/Forest Products--0.00%
------------------------------------------------------------------------------------------------------------------------------------
American Tissue, Inc. Senior Secured Notes, Series B,
12.5%, 7/15/06 (a) (b) (f)                                                14,061,292                 26,716

Publishing--1.80%
------------------------------------------------------------------------------------------------------------------------------------
Houghton Mifflin Co. Unsecured Notes, 7.2%, 3/15/11                       13,000,000             13,000,000

Retail Food Chains--0.13%
------------------------------------------------------------------------------------------------------------------------------------
Denny's Corp. Holding, Inc. Notes, 10%, 10/01/12                           $ 455,000              $ 456,706
Planet Hollywood Secured PIK Notes, 9%, 3/30/10 (a) (b)
(f)                                                                        1,643,148                471,091
                                                                                                   --------
                                                                                                    927,797

Total Corporate Bonds, Notes, & Preferred Securities
(cost--$625,433,938)                                                                           $570,396,684
                                                                                               ------------


Foreign Bonds                                                                                   Value
Name of issuer                                                          Principal               (Note B)
------------------------------------------------------------------------------------------------------------------------------------
Foreign Bonds--0.57%
------------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina GDP Linked Security, FRN, 12/15/35                 $34,384,576            $ 4,109,196
                                                                                                -----------
Total Foreign Bonds-- (cost--$1,423,421)                                                        $ 4,109,196

Stocks                                                                  Number of               Value
Name of issuer                                                          Shares                  (Note B)
------------------------------------------------------------------------------------------------------------------------------------
Common Stock--21.97%
------------------------------------------------------------------------------------------------------------------------------------
Amtrol, Inc. (f) (h)                                                         640,565            $ 4,195,701
Citigroup, Inc. (h)                                                       13,153,846             51,431,538
Core-Mark Holding Co., Inc. (h)                                              256,450              7,939,692
Groupe Eurotunnel SA                                                           7,349                 62,466
Holdco (f) (h) (i)                                                            62,107                186,321
International Airline Support Group (h)                                      219,540                 52,690
Kaiser Aluminum (h)                                                            6,185                264,656
Kronos Worldwide, Inc. (h)                                                   270,700             10,784,688
MAXXAM, Inc. (h)                                                                 800                540,000
NL Industries                                                                510,200              4,632,616
Ormet Corp. (h)                                                              372,638                968,859
The Penn Traffic Co. (h)                                                     164,352                    164
Polymer Group, Inc., Class A (h)                                             843,103             18,969,817
Prandium (h)                                                                 869,935                  7,655
Romacorp, Inc. (f) (h) (i)                                                    82,220              2,503,599
Safelite Realty Corp. (f) (i)                                                  7,403                 21,025
Smurfit-Stone Container Corp. (h)                                          1,647,127             30,257,723
Sterling Chemical, Inc. (h)                                                  250,827              1,254,135
Trump Entertainment Resorts (h)                                              910,628             14,570,048
Viskase Cos., Inc. (h)                                                     2,096,128             10,375,834
Zemex Minerals Group, Inc. (f) (i)                                             2,102                  2,600
                                                                                               ------------
Total Common Stocks--(cost--$270,894,975)                                                      $159,021,827
                                                                                               ------------

Warrants                                                                Number of
Name of Issuer                                                          Shares or               Value
                                                                        Units                   (Note B)
Warrants--0.07%
Core-Mark Holding Co., Inc. Warrants (f) (h)                                  48,142              $ 491,048
                                                                                                  ---------
Total Warrants--(cost--$563,373)                                                                  $ 491,048
                                                                                                  ---------
Total Investments--101.44% (cost--$898,315,707)                                                 734,018,755
                                                                                                -----------
Net Other Assets and Liabilities--(1.44%)                                                       (10,426,575)
                                                                                                -----------
Net Assets--100%                                                                               $723,592,180
                                                                                               ============
(a) Non-income producing security due to default or bankruptcy filing.
(b) Security is in principal default. As of date of this report, the bond holders are in discussion with the issuer to negotiate repayment terms of principal.
(c) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $90,261,358 or 12.47% of total net assets.
(d) All or a portion of security has been pledged to collateralize short-term borrowings.
(e) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(f) Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees.
(g) Escrow security received as a result of reorganization plan.
(h) Non-income producing security.
(i) All or a portion of security is restricted. The aggregate market value of restricted securities as of September 30, 2010 is $2,713,545 which represents
0.38% of total net assets. Additional information on each holding is as follows:
Security                        Acquisition Date                Acquisition Cost
Holdco                          04/14/05                        $11,778,313
Romacorp, Inc.                  11/15/06                        $ 4,118,756
Safelite Realty Corp.           09/29/00                          $ 965,195
Zemex Minerals Group, Inc.      04/10/08                          $ 386,221

EUR Principal is denoted in Euros
PIK Payment in Kind
FRN Floating Rate Note
PFD Preferred Security


Statement of Assets
and Liabilities
September 30, 2010

Assets
Investments--at market value (cost $898,315,707)                        $734,018,755
Receivable for interest                                                   11,873,401
Receivable for shares sold                                                   441,541
Cash                                                                              66
Misc. receivable                                                           1,491,772
                                                                        ------------
Total Assets                                                             747,825,535

Liabilities
Notes Payable                                                             21,074,200
Payable for shares repurchased                                             2,029,770
Payable for trustee fees                                                     907,613
Accrued expenses                                                             221,772
                                                                        ------------
Total Liabilities                                                         24,233,355
Net Assets                                                              $723,592,180
                                                                        ============

Net Assets Consist of:
Capital, at a $1.00 par value                                           $120,110,979
Paid in surplus                                                        1,334,366,675
Undistributed net investment income                                        4,516,142
Accumulated net realized loss on investments                            (571,104,664)
Net unrealized depreciation of investments                              (164,296,952)
                                                                       -------------
Net Assets                                                              $723,592,180
                                                                       =============
Net Asset Value, offering price and redemption price per share
($723,592,180/120,110,979 shares)                                              $6.03
The accompanying notes are an integral part of the financial statements.


Statement of Operations
Year Ended September 30, 2010
Investment Income
Interest                                                                 $66,681,620
Dividends                                                                    946,986
Other Income                                                                 392,653
                                                                         -----------
Total Income                                                              68,021,259

Expenses
Trustee fees                                                              $3,919,340
Administrative expenses and salaries                                       1,153,024
Interest expense                                                             530,835
Legal fees                                                                   215,670
Auditing fees                                                                186,150
Printing, postage and stationery fees                                        134,450
Commitment fees                                                              123,700
Computer and related expenses                                                 94,500
Insurance                                                                     83,000
Registration and filing fees                                                  43,100
Telephone                                                                     18,250
Custodian fees                                                                13,185
Other expenses                                                                60,100
                                                                           ---------
Total Expenses                                                             6,575,304
                                                                          ----------
Net Investment Income                                                     61,445,955
                                                                          ----------

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from investment transactions                   (159,241,445)
Change in unrealized appreciation (depreciation) of investments          190,932,315
                                                                        ------------
Net Increase (Decrease) in Net Assets Resulting from Operations          $93,136,825
                                                                        ============
The accompanying notes are an integral part of the financial statements.


Statements of Changes
in Net Assets
                                                        Year Ended              Year Ended
                                                        September 30,           September 30,
                                                        2010                    2009

Increase (Decrease) in Net Assets
From Operations:
Net investment income                                   $61,445,955             $52,597,767
Net realized gain (loss) from investment transactions  (159,241,445)            (34,728,735)
Change in unrealized appreciation (depreciation) of
investments                                             190,932,315              67,706,149
                                                        -----------             -----------
Net Increase (Decrease) in Net Assets Resulting from
Operations                                               93,136,825              85,575,181
Distributions to Shareholders from Net
Investment Income                                       (55,609,145)            (57,622,128)
From Net Trust Share Transactions                      (199,742,223)            154,280,999
                                                       ------------             -----------
Total Increase (Decrease) in Net Assets                (162,214,543)            182,234,052
                                                       ------------             -----------
Net Assets:
Beginning of Period                                     885,806,723             703,572,671
                                                       ------------            ------------
End of Period                                          $723,592,180            $885,806,723
                                                       ============            ============
Undistributed Net Investment Income/Distribution in Excess
of Net Investment Income                                 $4,516,142             $(1,631,010)

The accompanying notes are an integral part of the financial statements.


Financial Highlights
                                                                        Year Ended September 30,
Per Share Data^                                 2010            2009            2008            2007            2006

Net Asset Value:
Beginning of Period                             $5.74           $5.94           $7.68           $7.60           $7.58
Income From Investment Operations:
Net investment income                            0.47            0.39            0.56            0.54            0.50
Net realized and unrealized gain (loss)
on investment                                    0.26            0.15#          -1.74            0.10            0.11
                                                -----           ------          -----           -----           -----
Total from investment operations                 0.73            0.24           -1.18            0.64            0.61
Less Distributions:                             -----           ------          -----           -----           -----
Net investment income                            0.44            0.44            0.56            0.56            0.59
Net Asset Value:                                -----           ------          -----           -----           -----
End of Period                                   $6.03           $5.74           $5.94           $7.68           $7.60
                                                =====           ======          =====           =====           =====
Total Return                                    13.14%          6.65%           16.03%          8.54%           8.35%
Ratios & Supplemental Data
Net assets end of period
(in millions)                                   $723,592.2      $885,806.7      $703,572.7      $1,268,436.6    $1,370,905.7
Ratio of operating expenses to average
net assets*                                     0.84%           1.00%           1.00%           1.06%           1.23%
Ratio of interest expense to average net
assets                                          0.07%           0.09%           0.32%           0.38%           0.55%
Ratio of net investment income to
average net assets                              7.84%           8.52%           8.14%           6.86%           6.60%
Portfolio turnover rate                        27.88%          25.68%          34.92%          45.61%          16.47%

* Includes Interest Expense when applicable.
^ Per Share Data calculated using the Average Share Method.
# The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the Trust.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements for the
year ended September 30, 2010

Note A-Organization

Northeast Investors Trust (the "Trust"), a diversified open-end management investment company (a Massachusetts Trust), is registered under the Investment
Company Act of 1940, as amended.

Note B-Significant Accounting Policies

Valuation of Investments: Securities for which market quotations are readily available are valued at market values determined on the basis of the last quoted sale prices prior to the close of the New York Stock Exchange (or the last quoted bid prices in the event there are no sales reported on that day) in \the principal market in which such securities normally are traded, as publicly reported, or are furnished by recognized dealers in such securities and are categorized as Level 1. Securities may also be valued on the basis of valuations furnished by independent pricing services that use both dealer supplied valuations and evaluations based on expert analysis of market data and other factors if such valuations are believed to reflect more accurately the fair value of such securities and are categorized as Level 2. Such services may use various pricing techniques which take into account both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes.
Securities for which market quotations are not readily available (including restricted securities and private placements, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees and are categorized as Level 3. Methodologies and factors used to fair value securities may include, but are not limited to, the analysis of current debt to cash flow, information of any recent sales, the analysis of the company's financial statements, quotations or evaluated prices from brokerdealers, information obtained from the issuer or analysts and the nature of the existing market for securities with characteristics similar to such obligations. The Trust may use fair value pricing for foreign securities if a material event occurs that may effect the price of a security after the close of the foreign market or exchange (or on days the foreign market is closed) but before the Trust prices its portfolio, generally at 4:00 p.m. ET.
Fair value pricing may also be used for securities acquired as a result of corporate restructurings or reorganizations as reliable market quotations for such issues may not be readily available. When fair valuation is used, the value of an investment used to determine the Trust's net asset value may differ from published or quoted prices for the same investment. There can be no assurance that the Trust could obtain the fair value assigned to an investment if it were to sell the investment at the same time which the Trust determines its net asset value per share. The market value of securities fair valued on September 30, 2010 was $8,372,674, which represents 1.16% of net assets.

Disclosure about the classification of fair value measurements is included in a table following in the fair value measurement note.

Federal Income Taxes: It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions, if any, are declared and paid quarterly for the Trust. Capital gains distributions, if any, are declared and paid annually.

The Trust has reviewed the tax positions for the open tax years as of September 30, 2010 and has determined that no provision for income tax is required in the Trust's financial statements. The Trust's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Trust's distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid in capital, depending on the type of book/ tax differences that may exist.

State Income Taxes: Because the Trust has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.

Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in surplus. The Trust's distributions and dividend income are recorded on the ex-dividend date. Interest income, which includes accretion of market discount, is accrued as earned. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium. Certain securities held by the Trust pay interest in the form of cash or additional securities (known as Payment-in-kind or PIK); interest on such securities is recorded on the accrual basis.

Security Transactions: Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Credit Risk: Investments in high-yield securities involve greater degrees of credit and market risks than investments in higher-rated securities. Bonds which are rated as less than investment grade tend to be more susceptible to real or perceived adverse economic conditions.

Note C-Trustees' Compensation
Trustees' compensation has been computed at the rate of 1.8 of 1% of the net assets (before deduction of accrued Trustees' compensation) at the close of each quarter, from which the Trustees have paid certain expenses specified in the Declaration of Trust. The aggregate compensation paid to the Independent
Trustees during the year ended September 30, 2010 was $250,000.

The total number of shares owned beneficially by the Trustees, officers and members of their immediate families on September 30, 2010 was 4,884,402 shares
(4.07%).

Other Expenses: All non-asset based fees and expenses are accrued based on methodologies approved by the Board of Trustees.

Administrative Expenses & Salaries: Northeast Investors Trust incurs salary and administrative expenses for personnel performing transfer agent and dividend disbursement related functions.

Note D-Shares of Beneficial Interest
At September 30, 2010, there were unlimited shares of beneficial interest authorized with a par value of $1. Transactions in shares of beneficial interest were as follows:

                                      Year Ended                                 Year Ended
                                  September 30, 2010                         September 30 ,2009
                                Shares          Amount                     Shares          Amount
Shares Sold                   89,445,306     $532,328,453               148,111,852     $655,773,484
Shares issued to shareholders in
reinvestment of distributions from net
investment income              6,596,525       38,688,582                 9,759,471       42,760,456
                             -----------      -----------               -----------      -----------
                              96,041,831      571,017,035               157,871,323      698,533,940
Shares repurchased          (130,427,032)    (770,759,258)             (121,827,903)    (544,252,941)
                            ------------    -------------               -----------     -------------
Net Increase (Decrease)      (34,385,201)   $(199,742,223)               36,043,420     $154,280,999
                            ------------    -------------               -----------     -------------

Note E-Purchases and Sales of Investments
The cost of purchases and the proceeds from sales and maturities of securities, other than short-term and government securities, aggregated $222,793,551 and $386,393,371 respectively, for the year ended September 30, 2010.

Note F-Short-term Borrowings
Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. At September 30, 2010 the Trust has unused lines of credit amounting to $178,925,800. The lines of credit may be terminated at the bank's option at their annual renewal dates.

The following information relates to aggregate short-term borrowings during the year ended September 30, 2010:

Average amount outstanding (total of daily outstanding
principal balances divided by the number of days with
debt outstanding during the period)                             57,591,263

Weighted average interest rate                                       1.35%

Note G-Repurchase Agreement
On a daily basis, the Trust invests uninvested cash balances into repurchase agreements secured by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Trust's custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default.
However, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings.

Note H-Additional Tax Information
The amount of distributions paid during the years ended September 30, 2009 and 2010 were $57,622,128 and $55,609,146, respectively, and were classified as ordinary income.

As of September 30, 2010 the components of accumulated earnings (losses) on a tax basis were as follows:

Undistributed ordinary income                                   4,516,142
Capital Loss Carryforward:
2011                                                          (89,590,632)
2012                                                          (34,826,775)
2013                                                           (7,636,627)
2014                                                          (56,723,408)
2015                                                          (53,488,548)
2016                                                          (35,052,024)
2017                                                         (100,070,501)
2018                                                          (15,862,511)
                                                             -------------
Total capital loss carryforward                              (393,251,026)
Timing Differences                                           (161,539,002)
Unrealized gains (losses)--net                               (180,611,588)
Total distributable earnings (losses)--net                   (730,885,474)

At September 30, 2010 the Trust's Post October loss deferral was ($159,808,011).

At September 30, 2010 the Trust's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax cost                                                       914,630,343
Gross unrealized gain                                           83,281,850
Gross unrealized loss                                         (263,893,438)
                                                              -------------
Net unrealized security gain (loss)                           (180,611,588)
                                                              =============
Note-I Fair Value Measurements
Accounting Standards Codification ASC 820, "Fair Value Measurements and
Disclosures" (ASC 820) established a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The various inputs that may be used to determine the value of the Trust's investments are summarized in the following fair value hierarchy:

Level 1--Unadjusted quoted prices in active markets for identical securities.

Level 2--Other significant observable inputs based on data obtained from various pricing sources (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--Significant unobservable inputs (including the Trust's own assumptions used to determine the fair value of investments).

The following table summarized the Trust's investment as of September 30, 2010, based on the inputs used to value them.

                                Level 1                 Level 2                 Level 3                 Total
Corporate Bonds                 --                      $490,780,039            $  972,380               $491,752,419
Common Stock                    $137,480,067            $ 14,632,514            $6,909,246               $159,021,827
Foreign Bonds                   --                      $  4,109,196            --                       $  4,109,196
Preferred Security              --                      $ 78,644,265            --                       $ 78,644,265
Warrant                         --                      --                      $  491,048               $    491,048
                                -------------           -------------           -----------              ------------
                                $137,480,067            $588,166,014            $8,372,674               $734,018,755

There have been no significant transfers between Level 1 or Level 2 during the period.

At September 30, 2010, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

                                                                Net Change in
                Beginning       Net                             Unrealized              Net Transfers
                Balance         Purchases /     Realized        Appreciation /          In / (Out) of
Category        @ 9/30/2009     and (Sales)     Gain / (Loss)   (Depreciation)          Level 3                 Totals
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds  $2,690,282     $--             $(49,113,225)   $47,395,323             $--                     $ 972,380
Common Stocks     5,693,878      --              (34,113,024)    35,328,392              --                     6,909,246
Warrants            428,464      --              --                  62,584              --                       491,048
------------------------------------------------------------------------------------------------------------------------------------
Totals           $8,812,624     $--             $(83,226,249)   $82,786,299             $--                    $8,372,674


                                                Change in
                                                Unrealized
                                                Gain / (Loss) for
                                                Positions Still
                                                Held at
                                                September 30, 2010
Corporate Bonds                                 $ (618,545)
Common Stocks                                    1,534,661
Warrants                                            62,584
                                                ----------
Total                                            $ 978,700
                                                ==========

Report of Independent Registered Public Accounting Firm
The Board of Trustees and Shareholders of Northeast Investors Trust:
We have audited the accompanying statement of assets and liabilities of Northeast Investors Trust (the "Trust"), including the schedule of investments, as of September 30, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2010, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Northeast Investors Trust at September 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
November 22, 2010

Trustees & Officers
The Trustees of Northeast Investors Trust are Ernest E. Monrad, Bruce H.
Monrad, Fred L. Glimp, Peter J. Blampied, Marshall I. Goldman, George P. Beal,
Charles R. Daugherty and the Hon. Maurice H. Richardson. Under Massachusetts
Law, the Trustees are generally responsible for overseeing the operation and management of the Trust. The table below provides certain information about the Trust's Trustees and Officers. The mailing address for the Trustees and Officers of the Trust is 100 High Street, Boston, MA 02110-2301.

The Trust's Statement of Additional Information (SAI) contains additional information about the Trustees. To request a free copy, call the Trust at 800-225-6704 or visit our website at www.northeastinvestors.com.



                                                                                Principal Occupation(s) /
Name/Age/Service*                               Position                        Other Directorships During the Past Five Years


AFFILIATED TRUSTEES AND FUND OFFICERS
Ernest E. Monrad#                               Trustee                         Trustee of Northeast Investors Trust; Trustee of
Age: 80                                                                         Northeast Investors Growth Fund; Director of
Years of Service: 49                                                            New America High Income Fund, Inc.

Bruce H. Monrad#                                Trustee and Chairman            Trustee and Chairman of Northeast Investors
Age: 48                                                                         Trust
Years of Service: 17

Gordon C Barrett                                Executive Vice                  Chief Financial Officer of Northeast Investors
Age: 53                                         President and Chief             Trust and Northeast Investors Growth Fund
Years of Service: 22                            Financial Officer


Robert B. Minturn                               Clerk, Vice President,          Officer of Northeast Investors Trust; Trustee and
Age: 71                                         and Chief Legal Officer         Officer of Northeast Investors Growth Fund
Years of Service: 30


David A. Randall                                Chief Compliance                Vice President of Northeast Investors Trust and
Age: 43                                         Officer                         Northeast Investors Growth Fund
Years of Service: 10

INDEPENDENT TRUSTEES
Fred L. Glimp                                   Trustee                         Special Assistant to President Emeritus and part
Age: 84                                                                         time volunteer for Harvard's Alumni Affairs and
Years of Service: 29                                                            Development Department

Peter J. Blampied                               Trustee                         President of Corcoran Management Co., Inc. until
Age: 68                                                                         2008; Director of Access Capital Strategies, LLC
Years of Service: 10

Marshall I. Goldman                             Trustee                         Kathryn Wasserman Davis Professor of Russian
Age: 80                                                                         Economics (Emeritus) at Wellesley College;
Years of Service: 6                                                             Senior Scholar and Former Associate Director of
                                                                                the Davis Center for Russian and Eurasian
                                                                                Studies at Harvard University; Director of Century
                                                                                Bank & Trust Co.

George P. Beal                                  Trustee                         Managing Partner, Boston Family Office, LLC
Age: 57
Years of Service: 6

Charles R. Daugherty                            Trustee                         Managing Partner, Stanwich Advisors, LLC
Age: 57
Years of Service: 6

Hon. Maurice H.                                 Trustee                         Assistant Professor, Law & Psychiarty Program,
Richardson                                                                      Department of Psychiatry, University of
Age: 82                                                                         Massachusetts Medical School; Director of the
Years of Service: 6                                                             Advisors Charitable Gift Fund.


* The Trustees serve until their resignation or either the appointment or election of a successor, and the Officers serve at the pleasure of the Trustees.

# Ernest E. Monrad and Bruce H. Monrad are father and son, respectively.



Trustees
Ernest E. Monrad
Peter J. Blampied
Charles R. Daugherty
Marshall I. Goldman
Fred L. Glimp
Bruce H. Monrad
George P. Beal
Hon. Maurice H. Richardson

Officers
Bruce H. Monrad, Chairman
Gordon C. Barrett, Executive Vice President & Chief Financial Officer
Robert B. Minturn, Vice President, Clerk & Chief Legal Officer
David A. Randall, Vice President & Chief Compliance Officer
Chapin P. Mechem, Vice President
Nancy A. Holler, Assistant Vice President
Matthew D. Fratolillo, Assistant Vice President
Joseph R. Morrison, Assistant Vice President

Custodian
State Street Bank & Trust Co.
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel
Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
One Financial Center
Boston, Massachusetts 02111

Transfer Agent
Northeast Investors Trust
100 High St.
Boston, Massachusetts 02110

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon St.
Boston, Massachusetts 02116

This report is prepared for the information of the shareholders of Northeast
Investors Trust and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Trust shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Trust's future performance, and that the Trust's investments are subject to market risks.
For a free copy of the Trust's proxy voting guidelines or information on how the Trust voted proxies during the most recent 12 month period ended on June 30 visit www.northeastinvestors.com/media/proxyvotestrust.txt, call 1-800-225-6704 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.
Shares of the Trust are sold to investors at net asset value by

Northeast Investors Trust
100 High St.
Boston, Massachusetts 02110
(800) 225-6704 (617) 523-3588

The share price for Northeast Investors Trust is quoted daily in the Mutual
Funds section of most major newspapers under several abbreviations including: NE
Inv TR, NE Investors.


Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer. A copy of the code of ethics updated to November 29, 2009 is filed as Exhibit 12(a)(1) to the registrants's report on Form NCSR for the fiscal year ended September 30, 2009. The registrant did not make any amendements to the code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

Item 3. Audit Committee Financial Expert.

The registrant does not have an Audit Committee Financial Expert. Although the members of the registrant's Audit Committee have a variety of business and investment experience, none of them has been determined to meet the technical qualifications required in order to meet the definition of an Audit Committee Financial Expert under this Item. Certain of the registrant's trustees who are considered to be "interested persons" as defined in Section 2(a)(19) under the Investment Company of 1940, as amended, do possess such qualifications, but it has been determined that the Audit Committee should consist entirely of independent trustees. The Audit Committee, under its charter, has the ability to retain independent advisers if it deems it necessary or appropriate without the need to seek approval from the management of the Trust.

Item 4. Principal Accountant Fees and Services.

         (a) Audit Fees. The aggregate fees billed for the registrant's fiscal years ended September 30, 2010 and September 30, 2009 for professional services rendered by the registrant's principal accountant for the audit of its annual financial statements or services that are normally provided by such accountant in connection with statutory and regulatory filings were $104,310 and $104,310 respectively.


         (b) Audit-Related Fees. The aggregate fees billed for the registrant's fiscal years ended September 30, 2010 and September 30, 2009 for assurance and related services by the registrant's principal accountant reasonably related to the performance of the audit of the registrant's financial statements and not reported under Paragraph (a) of this Item were $66,870 and $66,870 respectively. Such services consisted of a report of the Trust's transfer agent's internal controls pursuant to rule 17AD-13, semi-annual report review and a report on the Trust's antimoney laundering controls and policies.


         (c) Tax Fees. The aggregate fees billed in the registrant's fiscal years ended September 30, 2010 and September 30, 2009 for professional services rendered by the registrant's principal accountant for tax matters were $12,480 and $12,480 respectively. Such services consisted of the preparation of the registrant's federal income and excise tax returns.


         (d) Other Fees. During the fiscal years ended September 30, 2010 and September 30, 2009 the aggregate fees billed for other services rendered by the registrant's principal accountant were $0.


         (e) It is the registrant's policy that all audit and non-audit services provided by the registrant's principal accountants be approved in advance by the Audit Committee, and all of the services described in Paragraphs (a) - (d) of this item were so approved.


         (f) The registrant has been advised by its independent accountants that less than 50% of the hours expended on the principal accountant's engagement to audit the Registrant's financial statements for its fiscal year ended September 30, 2010 were attributed to work performed by persons other than the principal accountants' full-time, permanent employees.


         (g)      Not applicable to the registrant.


         (h)      Not applicable to the registrant


Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.


Item 6. Schedule of Investments

Enclosed as part of Item 1 Above.

Securities reflected in the Schedule of Assets may be pledged as collateral to secure the Trust's bank borrowings.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.


Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.


Item 9. Purchase of Equity Securities by Closed-End Management Company and Affiliated Purchasers

Not applicable to the registrant.


Item 10. Submission of Matters to a Vote of Security Holders

There have been no changes with respect to procedures for shareholders to recommend nominees for Trustee from the disclosure contained in the registrant's Proxy Statement for its Meeting of Beneficaries convened on May 16, 2005.


Item 11. Controls and Procedures.

(a) The registrant's principal executive and financial officers, after evaluating the effectiveness of the Company's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company
        Act of 1940, as amended), have concluded that, based on such evaluation, the registrant's disclosure controls and procedures were effective as of a date within 90 days of the filing of this report.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. Exhibits.

(a) 99.CERT - Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) 99.906CERT - A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.








                                                              SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northeast Investors Trust

By (Signature and Title)
                                    Bruce H. Monrad
                                    Chairman
                                    (principal executive officer)

Date: December 6, 2010


By (Signature and Title)
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: December 6, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
                                    Bruce H. Monrad
                                    Chairman
                                    (principal executive officer)

Date: December 6, 2010


By (Signature and Title)
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: December 6, 2010


Exhibit 99.CERT

Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Bruce H. Monrad, certify that:

1. I have reviewed this report on Form N-CSR of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal controls over financial reporting, or caused such internal controls over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: December 6, 2010
                                            Bruce H. Monrad
                                            Chairman
                                            (principal executive officer)





Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

1. I have reviewed this report on Form N-CSR of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal controls over financial reporting, or caused such internal controls over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting;

5. The Registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: December 6, 2010
                                            Gordon C. Barrett
                                            Treasurer
                                            (principal financial officer)








Exhibit 99.906CERT

Certification Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Pursuant to section 906 of the Sarbanes-Oxley Act of 2002 (subsections (a) and
(b) of section 1350, chapter 63 of title 18, United States Code), each of the undersigned officers of Northeast Investors Trust, a Massachusetts business trust (the "registrant"), does hereby certify, to such officer's knowledge, that:

The report on Form N-CSR for the period ended September 30, 2010 of the registrant (the "Form N-CSR") fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934, and the information contained in the N-CSR fairly presents, in all material respects, the financial condition and results of operations of the registrant.



Dated:  December 6, 2010
                                            Bruce H. Monrad
                                            Chairman
                                            (Principal Executive Officer)


Dated:  December 6, 2010
                                            Gordon C. Barrett
                                            Treasurer
                                            (Principal Financial Officer)

The foregoing certification is being furnished solely pursuant to section 906 of the Sarbanes-Oxley Act of 2002 and is not being filed as a separate disclosure document.

A signed original of this written statement required by Section 906 has been provided to the Company and will be retained by the Company and furnished to the Securities and Exchange Commission or its staff upon request.